Share-based payments - Share awards and Other information (Details) £ / shares in Units, € in Millions, EquityInstruments in Millions	12 Months Ended
	Mar. 31, 2024 GBP (£) EquityInstruments £ / shares	Mar. 31, 2024 EUR (€) EquityInstruments	Mar. 31, 2023 GBP (£) EquityInstruments £ / shares	Mar. 31, 2023 EUR (€) EquityInstruments	Mar. 31, 2022 GBP (£) EquityInstruments £ / shares	Mar. 31, 2022 EUR (€) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement
Compensation cost | €		€ 125		€ 141		€ 119
Average share price | £ / shares	£ 0.747		£ 1.082		£ 1.221
Share awards plan
Disclosure of terms and conditions of share-based payment arrangement
Balance at the beginning of the period (in shares) | EquityInstruments	261	261	270	270	267	267
Granted (in shares) | EquityInstruments	177	177	120	120	113	113
Vested (in shares) | EquityInstruments	(76)	(76)	(70)	(70)	(68)	(68)
Forfeited (in shares) | EquityInstruments	(45)	(45)	(59)	(59)	(42)	(42)
Balance at the end of the period (in shares) | EquityInstruments	317	317	261	261	270	270
Weighted average fair value at the beginning of the period	£ 1.14		£ 1.07		£ 1.20
Granted (per share)	0.72		1.17		1.17
Vested (per share)	1.17		1.15		1.44
Forfeited (per share)	0.99		0.89		1.52
Weighted average fair value at the end of the period	0.92		1.14		1.07
Total fair value of shares vested during period	£ 89,000,000		£ 81,000,000		£ 98,000,000